NICHOLAS LIMITED EDITION, INC.

                                       February 28, 1996

Dear Fellow Shareholders:

     Nicholas Limited Edition recorded its second best year in the Fund's history with a total return of 30.18% for the fiscal year ended December 31, 1995. The Fund closed the year with a net asset value per share of $19.22 and $169.6 million in total net assets. The table below shows results for the time periods ended December 31, 1995:

                                                   AVERAGE ANNUAL
                                                    TOTAL RETURN*
                                                  _________________
                                       3 MONTHS   1 YEAR    5 YEARS
                                       ________   ______    _______
Nicholas Limited Edition
 (Distributions Reinvested)             +3.86%    +30.18%   +18.14%
NASDAQ OTC Composite (Excludes Income)  +0.82%    +39.91%   +22.99%
Russell 2000 (Includes Income)          +2.17%    +28.44%   +20.99%
Standard & Poor's 500
 (Income Reinvested)                    +5.94%    +37.50%   +16.59%
Ending Value of $10,000 invested in
 Nicholas Limited Edition
 (Distributions Reinvested)            $10,386    $13,018   $23,016

      * Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. Since inception on May 18, 1987, the average annual total return of the Fund is 14.12%

        The Fund's performance for the year was driven by the financial and health care sectors along with other individual stock selections. During 1995 technology stocks performed well, but came to a crashing halt during the fourth quarter. Since Nicholas Limited Edition has always maintained a limited exposure to the technology sector, the Fund performed well during the quarter while avoiding the volatility produced by the technology stocks. The year was also characterized by the larger capitalization companies outperforming the small capitalization sector which is evidenced by the divergence of performance in the NASDAQ or S&P 500 vs. the Russell 2000 small company index.

      The longer term record of Nicholas Limited Edition is very satisfying, however, this level of return is quite high by normal historical standards. The reason for the above normal returns is the lack of a correction or bear market over the last five years. This is unprecedented in recent stock market history. We believe that money managers should be judged over a full market cycle. A full market cycle would typically include a 10-20% decline or "bear market", which usually lasts between three to eighteen months. The current five year bull market has pushed valuation measures such as dividend yields and price/earning ratios to near record highs. Given the current market environment, investors should be realistic in their expectations of future returns.

     No matter what the market conditions, we continue to practice our investment philosophy developed over many years of good and bad markets. This philosophy focuses us on high quality growth companies that can produce high returns on capital and strong free cash flow selling at reasonable valuation levels. If we do our job assiduously, these one decision (buy only) stocks can and will be held for the long-term, through good markets and bad. This low turnover approach results in the shareholders paying less in taxes, allowing a larger pool of money to compound over time.

      The investment staff and all Nicholas Company employees are proud to serve our shareholders. We appreciate your long-term support.

                                       Sincerely,

                                       /s/ David O. Nicholas
                                       -------------------------
                                       David O. Nicholas
                                       Portfolio Manager

Schedule of Investments
December 31, 1995

     SHARES OR                                             QUOTED
     PRINCIPAL                                             MARKET
      AMOUNT                                               VALUE
     _________                                           ___________
                                                         (Note 1 (a))
COMMON STOCKS - 95.4%
              AIRLINES - 0.7%
     42,000   Midwest Express Holdings, Inc. *          $  1,165,500
                                                          __________
              BANKS AND FINANCE - 13.9%
     75,800   Firstar Corporation                          3,003,575
    168,700   First Financial Corporation                  3,880,100
    170,000   First Merchants Acceptance Corporation *     3,145,000
     10,000   Investors Financial Services Corp. *           207,500
     67,500   KeyCorp Finance Inc.                         2,446,875
    147,525   Litchfield Financial Corporation             1,917,825
    102,500   Marshall & Ilsley Corporation                2,665,000
    210,265   Mercury Finance Company                      2,786,011
     18,125   Patlex Corporation *                           267,344
     40,000   Security Capital Corporation                 2,410,000
     46,700   State Financial Services
               Corporation - Class A                         805,575
                                                          __________
                                                          23,534,805
                                                          __________
              BUSINESS SERVICES - 15.3%
     81,250   Analysts International Corporation           2,437,500
    109,218   Brandon Systems Corporation                  2,798,711
     45,000   Checkfree Corporation *                        967,500
     42,000   Danka Business Systems PLC                   1,554,000
     50,000   Envoy Corporation *                            865,650
    300,125   Keane, Inc. *                                6,640,266
     70,000   Medaphis Corporation *                       2,590,000
     50,000   MedPartners/Mullikin, Inc. *                 1,650,000
     50,000   SITEL Corporation *                          1,531,250
    103,700   TESSCO Technologies Incorporated *           2,955,450
     40,000   Viking Office Products, Inc. *               1,860,000
                                                          __________
                                                          25,850,327
                                                          __________
              CONSUMER PRODUCTS AND SERVICES - 7.7%
     65,500   Central Parking Corporation                  1,883,125
     20,000   Extended Stay America, Inc. *                  550,000
    120,000   Marcus Corporation (The)                     3,285,000
    165,032   Monro Muffler Brake, Inc. *                  2,289,819
    105,000   O'Reilly Automotive, Inc. *                  3,045,000
    155,500   Republic Automotive Parts, Inc. *            2,002,062
                                                          __________
                                                          13,055,006
                                                          __________
              HEALTH CARE - 24.6%
    105,500   American HomePatient, Inc. *                 3,112,250
     30,000   American Oncology Resources, Inc. *          1,458,750
    158,400   Ballard Medical Products                     2,831,400
     57,500   Cardinal Health, Inc.                        3,148,125
     60,000   DENTSPLY International Inc.                  2,400,000
     48,000   Elan Corporation, plc *                      2,334,000
     94,000   Emeritus Corporation *                       1,092,750
     65,000   Forest Laboratories, Inc. *                  2,941,250
    155,000   Haemonetics Corporation *                    2,751,250
     30,750   Lunar Corporation *                            845,625
     95,000   National Surgery Centers, Inc. *             2,185,000
     65,000   OccuSystems, Inc. *                          1,300,000
     60,000   Ostex International, Inc. *                  1,155,000
    180,000   Respironics, Inc. *                          3,780,000
     65,000   Sofamor/Danek Group, Inc. *                  1,844,375
    132,500   Tecnol Medical Products, Inc. *              2,385,000
    243,750   VIVRA Incorporated *                         6,124,219
                                                          __________
                                                          41,688,994
                                                          __________
              INDUSTRIAL PRODUCTS AND SERVICES - 4.2%
     47,000   Gelman Sciences Inc. *                       1,186,750
     50,000   Pacific Scientific Company                   1,237,500
     25,000   Republic Industries, Inc. *                    903,125
     81,100   ThermoSpectra Corporation *                  1,267,187
    135,000   U.S. Can Corporation *                       1,822,500
     44,000   X-Rite, Incorporated                           621,500
                                                          __________
                                                           7,038,562
                                                          __________
              INSURANCE - 9.2%
    122,430   Capitol Transamerica Corporation             2,479,208
     15,000   First Commonwealth, Inc. *                     390,000
     63,600   Healthsource, Inc. *                         2,289,600
     60,000   HealthWise of America, Inc. *                2,340,000
     40,000   PMI Group, Inc. (The)                        1,810,000
    138,000   Poe & Brown, Inc.                            3,432,750
     70,000   Protective Life Corporation                  2,187,500
     17,800   United Dental Care, Inc. *                     734,250
                                                          __________
                                                          15,663,308
                                                          __________
              PRINTING AND PUBLISHING - 1.4%
     93,425   American List Corporation                    2,382,338
                                                          __________
              REAL ESTATE - 2.3%
    119,000   National Health Investors, Inc.              3,941,875
                                                          __________
              RETAIL TRADE - 2.9%
    119,125   Heilig-Meyers Company                        2,188,922
     51,500   Kohl's Corporation *                         2,703,750
                                                          __________
                                                           4,892,672
                                                          __________

December 31, 1995

     SHARES OR                                              QUOTED
     PRINCIPAL                                              MARKET
      AMOUNT                                                VALUE
     _________                                           ___________
                                                         (Note 1 (a))
COMMON STOCKS - 95.4% (Continued)
              TRANSPORTATION - 8.0%
    176,600   Arnold Industries, Inc.                   $  3,068,425
    346,792   Heartland Express, Inc. *                    6,849,142
    150,000   Knight Transportation, Inc. *                2,062,500
    125,000   Landair Services, Inc. *                     1,656,250
                                                          __________
                                                          13,636,317
                                                          __________
              MISCELLANEOUS - 5.2%
     37,510   International Speedway Corporation           8,852,360
                                                          __________
                                                           8,852,360
                                                          __________
               TOTAL COMMON STOCKS
                 (cost $99,752,302)                      161,702,064
                                                          __________
CONVERTIBLE BOND - 2.3%
 $1,560,000   National Healthcare L.P.
               6.00%, 7/1/00                               3,987,750
                                                          __________
               TOTAL CONVERTIBLE BOND
                 (cost $2,995,200)                         3,987,750
                                                          __________
* Nondividend paying security

SHORT-TERM INVESTMENTS - 2.4%
              COMMERCIAL PAPER - 1.8%
 $1,000,000   American Bankers Insurance Group, Inc.
               6.05%, due January 12, 1996              $    998,319
  2,100,000   Briggs & Stratton Corporation
               6.05%, due January 31, 1996                 2,089,765
                                                         ___________
                                                           3,088,084
                                                         ___________
              VARIABLE DEMAND NOTES - 0.6%
    296,500   Sara Lee Corporation
               5.47%, due January 2, 1996                    296,500
    697,800   Southwestern Bell Telephone Company
               5.72%, due January 2, 1996                    697,800
                                                         ___________
                                                             994,300
                                                         ___________
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $4,073,914)                        4,082,384
                                                         ___________
                 TOTAL INVESTMENTS                       169,772,198
                                                         ___________
               LIABILITIES, NET OF
                  CASH AND RECEIVABLES - (0.1%)             (203,518)
                                                         ___________
               TOTAL NET ASSETS
                 (Basis of percentages
                 disclosed above)                       $169,568,680
                                                         ___________
                                                         ___________

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
December 31, 1995

ASSETS:
     Investments in securities at market value
     (cost $106,821,416) (Note 1 (a))                   $169,772,198
     Cash                                                    102,642
     Receivables -
          Investment securities sold                       2,495,897
          Dividends and interest                             167,323
                                                         ___________
               Total receivables                           2,663,220
                                                         ___________
               Total assets                              172,538,060
                                                         ___________
LIABILITIES:
     Payables -
          Investment securities purchased                  1,209,393
          Management fee (Note 2)                            110,259
          Dividends payable                                1,592,701
          Other payables and accrued expenses                 57,027
                                                         ___________
               Total liabilities                           2,969,380
                                                         ___________
               Total net assets                         $169,568,680
                                                         ___________
                                                         ___________
NET ASSETS CONSIST OF:
     Fund shares issued and outstanding                 $106,626,368
     Net unrealized appreciation on
      investments (Note 3)                                62,942,312
                                                         ___________
                                                        $169,568,680
                                                         ___________
                                                         ___________
NET ASSET VALUE PER SHARE ($.01 par value,
     14,000,000 shares authorized), offering price
     and redemption price ($169,568,680 divided by
     8,821,639 shares outstanding)                            $19.22
                                                              ______
                                                              ______

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended December 31, 1995
INCOME:
     Dividends -
          Nonaffiliated issuers                           $1,484,170
          Affiliated issuers (Note 5)                         34,284
     Interest                                                465,462
     Miscellaneous                                             1,335
                                                          ----------
                                                           1,985,251
                                                          ----------
EXPENSES:
     Management fee (Note 2)                               1,167,360
     Transfer agent fees                                      99,622
     Registration fees                                        32,967
     Legal fees                                               26,886
     Custodian fees                                           23,523
     Audit and tax consulting fees                            18,150
     Postage                                                  13,628
     Printing                                                 10,653
     Telephone                                                 2,900
     Insurance                                                 2,098
     Directors' fees                                           1,200
     Other operating expenses                                  1,051
                                                          ----------
                                                           1,400,038
                                                          ----------
             Net investment income                           585,213
                                                          ----------

NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)):
     Nonaffiliated issuers                                21,095,881
     Affiliated issuers (Note 5)                           1,473,974
                                                          ----------
                                                          22,569,855
                                                          ----------
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS    17,738,854
                                                          ----------
     Net gain on investments                              40,308,709
                                                          ----------
     Net increase in net assets resulting
     from operations                                     $40,893,922
                                                          ----------
                                                          ----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended December 31, 1995 and 1994
                                                 1995           1994
                                              -----------    -----------
OPERATIONS:
     Net investment income                  $     585,213  $     814,463
     Net realized gains on
      investments (Note 1 (b))                 22,569,855      8,107,904
     Net increase (decrease) in
      unrealized appreciation on investments   17,738,854    (13,974,459)
                                              -----------    -----------
          Net increase (decrease) in net
           assets resulting from operations    40,893,922     (5,052,092)
                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment
      income ($0.0761 and $0.1031 per
      share, respectively)                       (585,213)      (814,463)
     Distributions from net realized
      gains on investments ($2.9353 and
      $0.9065 per share, respectively)        (22,569,855)    (7,159,489)
                                              -----------    -----------
          Total distributions                 (23,155,068)    (7,973,952)
                                              -----------    -----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued
      (912,733 and 0 shares, respectively)
      (Note 1 (f))                             17,514,151        ---
     Net asset value of shares issued in
      distributions to shareholders (1,127,739
      and 445,632 shares, respectively)        21,562,367      7,526,726
     Cost of shares redeemed (1,561,078
      and 1,781,589 shares, respectively)     (29,849,025)   (32,655,691)
                                              -----------    -----------
          Increase (decrease) in net
           assets derived from capital
           share transactions                   9,227,493    (25,128,965)
                                              -----------    -----------
          Total increase (decrease)
           in net assets                       26,966,347    (38,155,009)
                                              -----------    -----------
NET ASSETS, at the beginning of the year      142,602,333    180,757,342
                                              -----------    -----------
NET ASSETS, at the end of the year           $169,568,680   $142,602,333
                                              -----------    -----------
                                              -----------    -----------

The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)

                                                                  DOLLAR      GROWTH OF
                       NET        DIVIDEND     CAPITAL GAIN      WEIGHTED     AN INITIAL
                   ASSET VALUE  DISTRIBUTIONS  DISTRIBUTIONS  PRICE/EARNINGS   $10,000
                    PER SHARE     PER SHARE      PER SHARE        RATIO**     INVESTMENT***
                   -----------   -----------    -----------    ------------   ----------

May 18, 1987 *     $10.00         $  -           $  -                -         $10,000
June 30, 1987       10.15            -              -             20.2 times    10,150
December 31, 1987    9.15            .0900          -             13.9           9,242
June 30, 1988       11.25            -              -             13.3          11,363
December 31, 1988   11.29            .0969          .2527         14.1          11,762
June 30, 1989       12.38            -              -             14.4          12,897
December 31, 1989   12.49            .1453          .6151         16.3          13,804
June 30, 1990       13.33            -              -             16.2          14,732
December 31, 1990   12.03            .1207          .1213         14.2          13,566
June 30, 1991       15.00            -              -             16.9          16,915
December 31, 1991   16.86            .1228          .2407         21.9          19,429
June 30, 1992       16.27            -              -             17.3          18,749
December 31, 1992   18.77            .0815          .8275         18.8          22,690
June 30, 1993       18.89            -              -             18.1          22,835
December 31, 1993   18.68            .0867         1.6782         20.4          24,738
June 30, 1994       17.64            -              -             18.1          23,360
December 31, 1994   17.09            .1031 (a)      .9065 (a)     18.3          23,985
June 30, 1995       19.31            -              -             20.0          27,101
December 31, 1995   19.22            .0761 (b)     2.9353 (b)     25.2          31,223

     *    Date of Initial Public Offering       (a)  Paid December 31, 1994
     **   Based on latest 12 months                  to shareholders of record
          accomplished earnings                      December 29, 1994.
     ***  Assuming reinvestment of all          (b)  Paid December 31, 1995
          distributions                              to shareholders of record
                                                     December 28, 1995.
Range in price/earnings ratios
     High              Low
--------------     -------------
12/31/95  25.2     6/30/88  13.3

Financial Highlights
(For a share outstanding throughout each year)

                                                          YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------------------------------------
                                      1995     1994     1993     1992     1991     1990     1989     1988     1987*
                                      ----     ----     ----     ----     ----     ----     ----     ----     ----

NET ASSET VALUE, BEGINNING OF YEAR   $17.09   $18.68   $18.77   $16.86   $12.03   $12.49   $11.29   $ 9.15   $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                  .08      .10      .09      .08      .12      .12      .15      .10      .09
 Net gains or (losses) on securities
       (realized and unrealized)       5.07     (.68)    1.59     2.74     5.07     (.34)    1.82     2.39     (.85)
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------

   Total from investment operations    5.15     (.58)    1.68     2.82     5.19     (.22)    1.97     2.49     (.76)
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------
 LESS DISTRIBUTIONS:
 Dividends (from net
  investment income)                   (.08)    (.10)   (0.09)    (.08)    (.12)    (.12)    (.15)    (.10)    (.09)
 Distributions (from capital gains)   (2.94)    (.91)   (1.57)    (.83)    (.24)    (.12)    (.62)    (.25)      -
 Distributions (in excess of book
  realized gains)(Note 1 (d))           -        -      (0.11)     -        -        -        -        -         -
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------

   Total distributions                (3.02)   (1.01)   (1.77)    (.91)    (.36)    (.24)    (.77)    (.35)    (.09)
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------

NET ASSET VALUE, END OF YEAR         $19.22   $17.09   $18.68   $18.77   $16.86   $12.03   $12.49   $11.29   $ 9.15
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------

TOTAL RETURN                          30.18%   (3.04%)   9.03%   16.78%   43.22%   (1.73%)  17.36%   27.26%   (7.58%)**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)   $169.6   $142.6   $180.8   $190.2   $175.3    $70.9    $57.3    $33.0    $19.3
Ratio of expenses to
 average net assets                     .90%     .90%     .88%     .92%     .94%    1.07%    1.12%    1.32%    1.48%***
Ratio of net investment
 income to average net assets           .38%     .52%     .42%     .45%    1.05%    1.10%    1.37%    1.03%    2.21%***
Portfolio turnover rate               35.77%   16.29%   24.35%   24.44%   12.62%   15.15%   30.65%   30.69%       0%
Average commission rate paid by the
 Fund on portfolio investment
 transactions ****                    $0.045     -        -        -        -        -        -        -        -

* For the period from May 18, 1987 (date of initial public offering) through December 31,1987.
**   Not annualized
***  Annualized
**** Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end. The Fund has chosen to disclose this rate beginning in fiscal 1995.

The accompanying notes to financial statements are an integral part of these statements.

Notes  to  Financial Statements
December 31, 1995

(1) Summary of Significant Accounting Policies -
    The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. Current income is a small factor in considering the selection of investments. The following is a summary of the significant accounting policies of Nicholas Limited Edition, Inc. (the "Fund"):
    (a) Each security,excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Variable demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.
     (b) Net realized gains and losses on common stocks were computed on the basis of specific certificates.
     (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal
         Revenue   Code   applicable  to   regulated   investment
         companies.

     (d) Excess distributions of book realized gains is the result of different accounting treatment for book and tax purposes and should not be treated as a return of capital for income tax reporting. The Fund is required to distribute at least 98 percent of realized gains through October 31 to avoid paying a federal excise tax. The excess distribution in 1993 generally represents losses on the sale of portfolio securities in the months of November and December. The losses were used to offset future gains.

     (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

(2)  Investment Adviser and Management Agreement -
     The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3)  Net Unrealized Appreciation -
     Aggregate gross unrealized appreciation (depreciation) as of December 31, 1995, based on investment cost for Federal tax purposes is as follows:
           Aggregate gross unrealized
            appreciation on investments               $65,761,630
           Aggregate gross unrealized
            depreciation on investments                (2,819,318)
                                                       ----------
     Net unrealized appreciation                      $62,942,312
                                                       ----------
                                                       ----------
(4)  Investment Transactions -
     For the year ended December 31, 1995, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $53,212,114 and $61,530,773, respectively.

December 31, 1995

(5)  Transactions with Affiliates -
     Following is an analysis of 1995 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                                   Amount of
                                                                                                    Amount of    Capital Gain
                                                                                                    Dividends      Realized
                                                                 Share Activity                     Credited       on Sale
                                               -----------------------------------------------      to Income     of Shares
                                                 Balance                              Balance       in Fiscal     in Fiscal
Security Name                                    12/31/94     Purchases     Sales     6/30/95         1995           1995
-------------                                    --------     ---------     -----     -------       ---------     ---------
Brandon Systems Corporation (a)                  224,218          -        115,000    109,218       $34,284       $1,473,974

     (a) As of December 31, 1995, the Fund is no longer affiliated with this company.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Nicholas Limited Edition, Inc.:

      We have audited the accompanying statement of assets and liabilities of NICHOLAS LIMITED EDITION, INC. (a Maryland corporation), including the schedule of investments, as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas Limited Edition, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin,
January 16, 1996.

Portfolio Company Statistics
December 31, 1995 (unaudited)

                                          Latest    Latest     Five Year         Market          Latest  to Book  Debt
                                         12 Month   12 Month  Compounded Return  Price  Book     12 Month  Value  as a
                                         Sales (1)  Earnings   Earnings    on     Per   Value    Earnings  Per    % of   Dividend
Name and Principal Business of Company  (Millions)  PerShare(1) Growth   Equity  Share Per Share Per Share Share  Capital  Yield
--------------------------------------   --------   ---------- -------- -------  ----- --------- --------- -----  ------- -------
American HomePatient, Inc. -
 Diversified home health care          $   140      $ 1.24     NA       23.00%  $29.500 $15.27    23.8      1.9    38%     None
American List Corporation -
 Collecting & selling mailing lists         16        1.49     10.12%   26.36%   25.500   2.70    17.1      9.4     0%     1.0%
Analysts International Corporation -
 Computer programming services             243        1.59     12.50%   25.00%   30.000   4.53    18.9      6.6     0%     3.1%
Arnold Industries, Inc. -
 Motor carrier industry                    329        1.25     10.63%   20.30%   17.375   6.40    13.9      2.7     0%     2.3%
Ballard Medical Products -
 Manufactures disposable medical products   82        0.74     23.90%   29.20%   17.875   3.28    24.2      5.4     0%     0.5%
Brandon Systems Corporation -
 Temporary computer personnel services      81        1.32     19.75%   14.71%    25.625  4.73    19.4      5.4     0%     2.9%
Capitol Transamerica Corporation -
 Property and casualty insurance            63        1.51      1.66%   17.80%    20.250  8.88    13.4      2.3     0%     2.2%
Cardinal Health, Inc.-
 Wholesale distributor drugs             8,020        2.10     38.81%   17.53%    54.750 12.98    26.1      4.2    29%     0.3%
DENTSPLY International Inc. -
 Dental supplies and xray equipment        550        1.87     89.40%   22.90%    40.000  9.65    21.4      4.1     4%     1.0%
Elan Corporation, plc - ADR -
 Drug formulating techniques               194        2.06     39.69%   22.60%    48.625  8.41    23.6      5.8    39%     None
First Financial Corporation -
 Savings & loan in Wisconsin               382        2.15     24.84%   18.59%    23.000 11.21    10.7      2.1    71%     2.7%
First Merchants Acceptance Corporation -
 Specialty consumer finance company         36        1.29     NA       14.75%    18.500  6.75    14.3      2.7    80%     None
Firstar Corporation -
 Commercial banking, WI, IL,
 MN, AZ and IA                           1,273        2.82     10.06%   14.19%    39.625 19.90    14.1      2.0    63%     4.5%
Forest Laboratories, Inc. -
 Pharmaceutical manufacturer               436        2.33     24.34%   15.20%    45.250 14.95    19.4      3.0     0%     None
Haemonetics Corporation -
 Manufactures blood collection systems     271        1.25     23.54%   19.00%    17.750  6.79    14.2      2.6    17%     None
Healthsource, Inc. -
 Multi-state HMO services                  990        0.76     23.59%   14.50%    36.000  5.25    47.4      6.9     0%     None
HealthWise of America, Inc. -
 Operates HMOs                             196        1.23     92.60%   39.89%    39.000  3.49    31.7     11.2    42%     None
Heartland Express, Inc. -
 Short-haul, high service trucker          191        0.92     10.28%   21.90%    19.750  5.37    21.5      3.7     0%     None
Heilig-Meyers Company -
 Retail furniture stores                 1,318        1.07     21.31%   14.30%    18.375 10.20    17.2      1.8    42%     1.3%
International Speedway Corporation -
 Operates motor sports facilities           84        8.01     17.81%   21.50%   236.000 37.18    29.5      6.3    40%     0.6%
Keane, Inc. -
 Software programming services             369        1.23     23.11%   16.10%    22.125  9.04    18.0      2.4    31%     None
Key Corp Finance Inc. -
 Commercial banking, Ohio                5,373        3.23     14.15%   19.09%    36.250 20.74    11.2      1.7    72%     4.3%
Portfolio Company Statistics - (Continued)
December 31, 1995 (unaudited)
                                          Latest    Latest     Five Year         Market          Latest  to Book  Debt
                                         12 Month   12 Month  Compounded Return  Price  Book     12 Month  Value  as a
                                         Sales (1)  Earnings   Earnings    on     Per   Value    Earnings  Per    % of   Dividend
Name and Principal Business of Company  (Millions)  PerShare(1) Growth   Equity  Share Per Share Per Share Share  Capital  Yield
--------------------------------------   --------   ---------- -------- -------  ----- --------- --------- -----  ------- -------
Knight Transportation, Inc. -
 Trucking - general commodities        $    46     $0.60        NA      34.00% $13.750 $  2.08   22.9      6.6    10%     None
Kohl's Corporation -
 Operates department stores              1,783      1.98        NM      25.00%  52.500    9.72   26.5      5.4    17%     None
Marcus Corporation (The) -
 Operates theatres; restaurants            255      1.30        14.38%  12.00%  27.375    8.96   21.1      3.1    45%     1.3%
Marshall & Ilsley Corporation -
 Commercial banking in WI and AZ         1,179      1.92        14.00%  17.00%  26.000    11.58  13.5      2.2    62%     3.1%
Medaphis Corporation -
 Hospital/doctor management services       334      0.75        NM      12.00%  37.000     7.59  49.3      4.9    48%     None
Mercury Finance Company -
 Consumer finance/insurance                253      0.59        35.84%  43.80%  13.250     1.33  22.3     10.0    77%     2.2%
Monro Muffler Brake, Inc. -
 Provides auto repair services             108      1.07        19.31%  21.80%  13.875     6.57  13.0      2.1    42%     None
National Health Investors, Inc.-
 REIT in healthcare facilities              78      2.48        NA      17.40%  33.125     9.17  13.4      3.6    63%     9.8%
National Surgery Centers, Inc.-
 Operates ambulatory surgery centers        50      0.69        NA      15.00%  23.000     5.30  33.3      4.3    30%     None
O'Reilly Automotive, Inc. -
 Operates automotive parts stores          193      1.48        34.57%  14.30%  29.000     7.02  19.6      4.1     0%     None
Poe & Brown, Inc. -
 General insurance agency                  102      1.49        17.48%  42.90%  24.875     4.49  16.7      5.5    14%     1.8%
Protective Life Corporation -
 Holding: life, group, accident and health 848      2.72        26.61%  18.60%  31.250    15.22  11.5      2.1    23%     2.3%
Republic Automotive Parts, Inc. -
 Auto parts distributor                    146      1.15        40.86%   8.60%  12.875    10.48  11.2      1.2    17%     None
Respironics, Inc. -
 Home medical respiratory products         104      0.71        34.01%   21.00% 21.000     2.41  29.6      8.7    12%     None
Security Capital Corporation -
 Savings & loan; Wisconsin                 220      2.65        NA        4.55% 60.250    52.80  22.7      1.1    40%     None
Tecnol Medical Products, Inc. -
 Disposable medical products               122      0.73        28.78%   19.20% 18.000     4.06  24.7      4.4    14%     None
TESSCO Technologies Incorporated -
 Distributes wireless
 communication products                     79      0.73        21.67%   18.00% 28.500     4.35  39.0      6.6     0%     None
VIVRA Incorporated -
 Dialysis and home health care             344      1.09        26.94%   14.40% 25.125     6.87  23.1      3.7     4%     None
                                          ----      ----        ------   ------ ------    -----  ----      ---    ---     ----
                          AVERAGE                               26.45%   20.20%                  21.6x     4.4x   27%     1.2%
                                          ----      ----        ------   ------ ------    -----  ----      ---    ---     ----
                                          ----      ----        ------   ------ ------    -----  ----      ---    ---     ----

Note - This list contains the top 40 portfolio issues exceeding
       $2,002,000 in market value. (1) Source: Corporate Reports.
NA - Not available.
NM - Not meaningful.

Officers and Directors
ALBERT O. NICHOLAS
President and Director

THOMAS J. SAEGER
Executive Vice President, Secretary and Director

MELVIN L. SCHULTZ
Director

DAVID L. JOHNSON
Executive Vice President

LYNN S. NICHOLAS
Senior Vice President

DAVID O. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

JEFFREY T. MAY
Vice President

JOHN J. O'HARE II
Assistant Vice President

MARY C. GOSEWEHR
Treasurer

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
Milwaukee 414/276-0535

Independent Public Accountants
ARTHUR ANDERSEN LLP
Milwaukee

Counsel
MICHAEL, BEST & FRIEDRICH
Milwaukee

100%
NO-LOAD TM
MUTUAL FUND
COUNCIL



This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. ANNUAL REPORT





NICHOLAS
LIMITED EDITION, INC.
700 North
Water Street
Milwaukee,
Wisconsin 53202


December 31, 1995